Parent-Only Financial Statements - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ (281,829)	$ (39,206)	¥ 344,012	¥ 3,911,561
Net cash used in investing activities	(312,142,434)	(43,423,075)	(68,918,960)	(155,900,936)
Net cash provided by financing activities	315,620,394	43,906,905	72,802,734	144,043,186
Effect of exchange rate changes on cash and cash equivalents	(2,174,475)	(302,498)	(3,047,562)	7,883,387
Net increase (decrease) in cash and cash equivalents	1,021,656	142,126	1,180,224	(62,802)
Cash, cash equivalents and restricted cash at beginning of the year	1,205,993	167,769	25,769	88,571
Cash, cash equivalents and restricted cash at end of the year	¥ 2,227,649	$ 309,895	¥ 1,205,993	¥ 25,769